SUPPLEMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
SUPPLEMENTAL INFORMATION
Schedule of net change in non-cash operating working capital

($ thousands)	December 31, 2014	December 31, 2013	December 31, 2012

Accounts receivable	$(8,392)	$(6,935)	$(34,384)
Other current assets	(6,777)	(1,156)	4,007
Accounts payable	(37,245)	36,942	(58,552)

	$(52,414)	$28,851	$(88,929)

Schedule of supplementary cash flow information
($ thousands)	December 31, 2014	December 31, 2013	December 31, 2012

Income taxes paid	$18,087	$4,448	$17,946
Interest paid	$58,416	$55,957	$49,826